Risk management section (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Outstandings per line of business
Outstandings per line of business (*)
		Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Rating class		2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Investment grade	1 (AAA)	31,859	25,179	372	466	18,973	16,390	24,774	29,333	75,978	71,368
	2-4 (AA)	46,394	46,847	5,853	5,572	36,460	28,515	1,832	1,431	90,539	82,365
	5-7 (A)	66,756	63,917	20,922	19,645	48,587	41,325	323	398	136,588	125,285
	8-10 (BBB)	115,888	110,875	115,192	109,844	49,681	56,551	3,190	3,149	283,951	280,419
Non-Investment grade	11-13 (BB)	86,342	93,152	63,993	66,899	41,584	43,154	31	957	191,950	204,162
	14-16 (B)	22,929	18,462	15,845	16,447	14,755	12,098		13	53,528	47,020
	17 (CCC)	1,081	1,648	2,223	2,324	933	764	98	90	4,335	4,826
Substandard grade	18 (CC)	1,228	1,441	1,409	1,492	531	602		.	3,168	3,536
	19 (C)	659	298	1,056	1,093	672	630		.	2,387	2,022
NPL grade	20-22 (D)	4,516	4,395	4,316	4,229	2,399	2,189	275	314	11,506	11,128
Total		377,651	366,214	231,180	228,011	214,575	202,220	30,524	35,685	853,930	832,130

Industry
Private Individuals		31	32	164,466	164,220	167,262	156,385			331,758	320,637
Central Banks		34,044	28,962			8,383	6,124	23,339	27,116	65,766	62,202
Commercial Banks		44,152	45,213	250	251	8,884	8,889	3,502	4,461	56,788	58,814
Natural Resources		54,113	52,458	976	1,153	806	910			55,894	54,521
Central Governments		37,449	32,356	1,364	1,306	6,356	6,244	3,131	3,131	48,300	43,037
Non-Bank Financial Institutions		45,214	37,032	1,832	2,138	378	623	512	926	47,936	40,720
Real Estate		30,819	38,517	12,769	12,222	2,732	2,353			46,320	53,092
Transportation & Logistics		27,334	27,009	2,882	2,704	764	769			30,980	30,481
Food, Beverages & Personal Care		16,691	14,996	5,960	5,601	2,151	2,325			24,802	22,923
Services		10,252	12,461	10,929	9,911	862	990	3	2	22,046	23,363
General Industries		12,599	14,799	4,269	3,934	2,764	2,801			19,632	21,535
Lower Public Administration		3,594	3,459	5,619	5,296	8,184	8,227			17,397	16,983
Utilities		16,377	15,154	741	597	145	143			17,263	15,893
Chemicals, Health & Pharmaceuticals		9,213	10,190	6,213	6,258	1,017	1,129			16,443	17,577
Other		35,769	33,574	12,910	12,420	3,889	4,309	36	50	52,603	50,353
Total		377,651	366,214	231,180	228,011	214,575	202,220	30,524	35,685	853,930	832,130

Region
Europe	Netherlands	41,255	41,807	142,547	142,621	905	657	25,340	30,025	210,046	215,110
	Belgium	33,936	36,546	82,368	79,362	572	671	18	16	116,894	116,595
	Germany	18,067	15,832	485	476	99,966	96,278	43	45	118,561	112,630
	Poland	15,713	14,377	66	66	20,377	17,801			36,156	32,244
	Spain	8,849	10,957	68	64	21,838	19,092	30	15	30,785	30,128
	United Kingdom	27,026	26,633	277	256	225	258	1,872	1,463	29,400	28,610
	Luxemburg	22,209	18,145	4,051	3,779	1,554	1,603	13	13	27,827	23,540
	France	13,914	13,736	519	519	6,267	4,605	3	5	20,703	18,865
	Rest of Europe	65,432	65,324	406	400	22,816	23,962	25	21	88,679	89,706
Americas		67,893	64,672	223	294	1,457	1,572	340	379	69,912	66,917
Asia		52,065	48,563	103	105	180	194	2,840	3,703	55,188	52,564
Australia		8,622	6,755	27	28	38,416	35,524	1	1	47,066	42,308
Africa		2,671	2,867	40	43	2	4			2,713	2,915
Total		377,651	366,214	231,180	228,011	214,575	202,220	30,524	35,685	853,930	832,130

1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.
3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area
Outstandings by economic sectors and geographical area [1] (*)
	Region													Total	Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxemburg	France	Rest of Europe	America	Asia	Australia	Africa	2019	2018
Private Individuals	117,194	43,057	84,281	11,296	20,758	248	3,019	2,242	15,626	222	179	33,602	36	331,758	320,637
Central Banks	21,635	16,651	7,573	211	370	1,867	5,048	796	6,454	0	4,951	200	8	65,766	62,202
Commercial Banks	1,918	358	4,231	254	743	7,206	3,771	5,945	7,398	7,682	13,576	3,353	352	56,788	58,814
Natural Resources	2,556	1,323	959	729	220	4,307	2,339	652	16,037	9,521	15,442	749	1,061	55,894	54,521
Central Governments	7,970	5,777	3,033	6,626	4,597	42	184	1,554	6,668	9,724	1,071	689	367	48,300	43,037
Non-Bank Financial Institutions	4,168	2,516	3,824	1,292	906	7,486	4,438	1,815	4,974	12,435	3,259	674	149	47,936	40,720
Real Estate	17,162	8,949	450	2,375	659	326	2,410	3,006	3,682	3,395	805	3,091	8	46,320	53,092
Transportation & Logistics	4,722	2,298	505	1,100	569	2,081	868	812	6,129	3,979	6,818	651	447	30,980	30,481
Food, Beverages & Personal Care	6,301	3,095	322	2,093	329	995	1,779	874	2,602	4,632	1,651	111	19	24,802	22,923
Services	4,683	9,272	574	822	162	774	646	711	1,109	2,264	604	426	0	22,046	23,363
General Industries	4,096	3,301	1,143	2,295	274	382	437	144	3,504	2,628	1,423	5	0	19,632	21,535
Lower Public Administration	522	5,949	5,798	727	4		728	471	536	958	18	1,686	0	17,397	16,983
Utilities	1,331	1,056	1,673	654	418	2,032	571	445	3,103	3,493	1,380	843	265	17,263	15,893
Chemicals, Health & Pharmaceuticals	4,160	3,517	935	1,066	112	95	257	524	2,812	2,286	474	205	0	16,443	17,577
Other	11,628	9,774	3,260	4,614	664	1,560	1,331	712	8,045	6,694	3,536	782	2	52,603	50,353
Total	210,046	116,894	118,561	36,156	30,785	29,400	27,827	20,703	88,679	69,912	55,188	47,066	2,713	853,930	832,130

Rating class
Investment grade	144,134	73,010	95,685	22,921	23,598	24,429	21,444	15,418	50,878	42,689	41,134	31,542	175	587,056	559,437
Non-Investment grade	60,937	39,994	21,616	12,219	6,832	4,807	6,229	5,163	35,775	25,660	13,553	14,573	2,457	249,814	256,007
Substandard grade	1,993	1,023	555	212	85	17	75	25	484	464	347	265	9	5,555	5,558
NPL grade	2,983	2,867	705	806	270	148	79	96	1,541	1,100	154	686	71	11,506	11,128
Total	210,046	116,894	118,561	36,156	30,785	29,400	27,827	20,703	88,679	69,912	55,188	47,066	2,713	853,930	832,130

1 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.

Cover values including guarantees received
Cover values including guarantees received - Total ING Bank – 2019 (*)
	Outstandings	Cover type				Value to Loan
		Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	Partially covered	Fully covered
Consumer Lending	329,949	574,786	3,775	26,766	36,774	6.9%	7.6%	85.5%
Business Lending	378,444	154,351	21,073	93,407	296,286	36.7%	24.3%	39.1%
Investment and Money Market	94,866	33	133	64	266	96.0%	3.9%	0.1%
Total Lending, Investment and Money Market	803,258	729,171	24,981	120,236	333,326	31.4%	15.0%	53.5%
Pre-settlement [1]	50,672
Total Bank	853,930

1 More information on the credit risk mitigants can be found in the Pre-settlement section.

Cover values including guarantees received - Total ING Bank – 2018 (*)
		Cover type				Value to Loan
	Outstan-dings	Mortgages	Financial Collateral	Guarantees	Other	No Cover	Partially covered	Fully covered
Consumer Lending	318,804	547,832	3,509	25,760	39,446	6.6%	7.9%	85.4%
Business Lending	365,804	147,205	19,090	86,222	257,929	37.0%	24.5%	38.5%
Investment and Money Market	95,857		80	145	214	90.8%	9.1%	0.2%
Total Lending, Investment and Money Market	780,465	695,037	22,679	112,128	297,590	31.2%	15.8%	52.9%
Pre-settlement [1]	51,665
Total Bank	832,130

1 More information on the credit risk mitigants can be found in the Pre-settlement section.

Cover values including guarantees received - Consumer lending portfolio – 2019 (*)
		Cover type				Value to Loan
	Out-stan-dings	Mortgages	Financial Colla-teral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	294,658	561,766	2,897	24,281	30,541			0.1%	0.8%	7.2%	91.8%
Residential Mortgages(SME) [1]	5,687	8,786	258	145	1,402		0.2%	0.8%	1.4%	8.0%	89.6%
Other Consumer Lending	26,025	183	603	2,204	3,980	83.8%	0.3%	0.1%	0.1%	0.3%	15.4%
Total Performing	326,370	570,734	3,759	26,630	35,922	6.7%	–	0.1%	0.8%	6.7%	85.7%

Non-performing
Residential Mortgages (Private Individuals)	2,477	3,804	14	121	720	0.2%	0.2%	0.7%	2.3%	9.6%	87.1%
Residential Mortgages(SME) [1]	147	240	–	7	36	0.2%	0.3%	0.8%	2.9%	6.0%	89.8%
Other Consumer Lending	956	7	2	8	96	94.0%	0.4%	0.2%	0.4%	0.5%	4.6%
Total Non-performing	3,579	4,052	16	136	852	25.3%	0.2%	0.5%	1.8%	7.0%	65.2%

Total Consumer Lending	329,949	574,786	3,775	26,766	36,774	6.9%	–	0.1%	0.8%	6.7%	85.5%

1 Consists mainly of residential mortgages to small one man business clients

Cover values including guarantees received - Consumer lending portfolio – 2018 (*)
		Cover type				Value to Loan
	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	285,976	535,664	2,839	23,741	33,446			0.1%	1.0%	7.3%	91.6%
Residential Mortgages(SME) [1]	5,383	8,219	160	155	1,239		0.3%	0.8%	1.7%	7.5%	89.7%
Other Consumer Lending	23,937	156	493	1,694	4,072	84.7%	0.3%	0.1%	0.1%	0.5%	14.3%
Total Performing	315,297	544,039	3,492	25,591	38,757	6.4%	0.1%	0.1%	0.9%	6.8%	85.7%

Non-performing
Residential Mortgages (Private Individuals)	2,490	3,568	16	152	607	0.5%	0.2%	0.8%	2.9%	13.6%	82.0%
Residential Mortgages(SME) [1]	134	218		9	29	0.4%		0.7%	2.4%	8.9%	87.7%
Other Consumer Lending	884	7	1	9	52	95.4%	0.5%	0.1%	0.2%	0.6%	3.2%
Total Non-performing	3,508	3,793	17	169	689	24.4%	0.2%	0.6%	2.2%	10.1%	62.4%

Total Consumer Lending	318,804	547,832	3,509	25,760	39,446	6.6%	0.1%	0.1%	1.0%	6.9%	85.4%

1 Consists mainly of residential mortgages to small one man business clients

Cover values including guarantees received - Business lending portfolio – 2019 (*)
		Cover type				Value to Loan
Industry	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Natural Resources	53,796	1,197	2,426	22,041	35,691	26.6%	15.3%	9.6%	11.6%	12.9%	24.1%
Real Estate	45,927	85,946	1,442	5,942	17,765	2.6%	0.7%	1.9%	2.0%	9.7%	83.1%
Central Banks	42,087		7			100.0%
Non-Bank Financial Institutions	30,230	13,726	11,486	6,565	43,672	26.2%	2.8%	4.6%	5.0%	5.9%	55.6%
Transportation & Logistics	29,303	3,293	168	7,519	36,223	17.0%	6.4%	2.3%	4.1%	11.3%	58.9%
Food, Beverages & Personal Care	22,585	8,030	407	8,777	34,633	24.5%	5.2%	7.8%	10.3%	12.8%	39.5%
Commercial Banks	22,508	331	129	1,656	6,062	72.4%	3.3%	2.0%	1.6%	5.9%	14.8%
Services	21,044	10,090	1,519	8,799	29,470	30.7%	5.0%	6.3%	6.5%	6.9%	44.6%
General Industries	18,849	5,031	246	5,369	22,154	32.2%	5.1%	4.3%	8.3%	9.6%	40.6%
Utilities	15,952	242	1,036	3,785	7,928	41.7%	19.7%	3.9%	5.5%	2.0%	27.3%
Chemicals, Health & Pharmaceuticals	15,410	8,361	203	3,744	12,439	26.4%	6.7%	3.9%	7.5%	11.8%	43.7%
Builders & Contractors	15,054	7,449	201	3,802	15,704	27.5%	6.7%	7.2%	8.6%	8.7%	41.2%
Others [1]	45,698	10,655	1,800	15,407	34,546	41.5%	4.9%	4.6%	5.8%	7.7%	35.4%

Total Business Lending	378,444	154,351	21,073	93,407	296,286	36.7%	6.0%	4.4%	5.7%	8.2%	39.1%
of which Total Non-performing	7,856	2,600	281	2,643	6,305	32.6%	3.6%	7.9%	9.2%	16.5%	30.2%

1 ‘Others’ comprises industries with outstandings lower than EUR 10 billion.

Cover values including guarantees received - Business lending portfolio – 2018 (*)
		Cover type				Value to Loan
Industry	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Natural Resources	52,783	1,170	2,142	17,944	38,366	23.9%	15.5%	11.9%	11.2%	13.3%	24.2%
Real Estate	52,476	93,181	1,500	7,399	10,995	4.3%	1.2%	2.2%	3.1%	7.6%	81.6%
Central Banks	34,365		6			100.0%
Non-Bank Financial Institutions	21,083	1,581	9,163	5,529	32,346	34.6%	5.6%	3.2%	9.1%	6.9%	40.6%
Transportation & Logistics	28,980	3,085	148	7,470	30,855	17.7%	6.2%	3.0%	4.5%	10.3%	58.4%
Food, Beverages & Personal Care	20,970	7,376	302	7,380	24,099	28.7%	4.9%	6.8%	10.3%	11.8%	37.6%
Commercial Banks	23,876	323	338	1,312	3,918	78.8%	2.6%	1.7%	0.3%	6.2%	10.4%
Services	22,248	9,379	2,889	7,480	21,432	34.1%	4.7%	4.2%	6.7%	6.0%	44.3%
General Industries	20,391	5,027	263	6,065	31,648	33.2%	5.9%	3.7%	8.4%	8.3%	40.5%
Utilities	14,442	376	616	3,447	7,955	42.2%	16.4%	5.6%	5.1%	3.6%	27.1%
Chemicals, Health & Pharmaceuticals	16,444	8,634	203	3,899	10,849	35.5%	2.8%	3.9%	7.6%	11.9%	38.3%
Builders & Contractors	14,843	7,132	205	4,370	13,739	27.0%	7.5%	5.7%	8.2%	10.5%	41.1%
Others [1]	42,901	9,941	1,315	13,927	31,728	43.5%	4.2%	5.1%	4.7%	7.8%	34.6%

Total Business Lending	365,804	147,205	19,090	86,222	257,929	37.0%	5.9%	4.6%	5.9%	8.2%	38.5%
of which Total Non-performing	7,543	3,578	266	2,676	4,447	28.7%	3.8%	4.9%	9.1%	15.7%	37.7%

1 ‘Others’ comprises industries with outstandings lower than EUR 10 billion.

Cover values including guarantees received - Business lending portfolio – 2019 (*)
			Cover type				Value to Loan
Region		Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Europe	Netherlands	81,383	60,334	3,265	8,845	52,909	37.4%	2.8%	3.7%	5.3%	10.7%	40.1%
	Belgium	51,881	35,937	1,231	23,583	51,204	25.4%	1.8%	2.6%	4.0%	6.7%	59.5%
	Germany	18,366	3,143	95	1,237	4,916	62.7%	9.2%	2.4%	2.2%	2.5%	20.9%
	Luxembourg	19,013	7,076	1,690	3,780	31,685	48.3%	2.3%	6.6%	3.2%	3.0%	36.7%
	Poland	17,498	8,896	135	3,053	27,356	30.1%	3.4%	4.6%	7.0%	11.4%	43.4%
	United Kingdom	14,919	1,132	1,128	4,381	10,159	39.0%	18.0%	5.7%	8.9%	5.3%	23.0%
	Switzerland	11,328	83	656	2,950	6,085	35.7%	13.7%	12.3%	7.4%	11.7%	19.2%
	France	10,015	6,843	147	2,003	4,661	39.5%	5.7%	5.5%	3.5%	1.3%	44.6%
	Rest of Europe	48,494	15,504	2,873	17,219	40,243	32.1%	7.8%	4.9%	4.7%	10.2%	40.2%
	America	48,048	7,253	7,856	8,827	39,792	39.7%	6.1%	5.0%	6.6%	9.2%	33.4%
	Asia	45,131	920	1,941	14,051	24,632	37.2%	8.4%	4.5%	9.2%	7.2%	33.5%
	Australia	9,731	7,219	4	1,640	1,867	37.3%	9.6%	1.5%	3.0%	5.5%	43.1%
	Africa	2,638	9	51	1,838	778	9.2%	16.5%	9.6%	13.2%	12.2%	39.3%

	Total Business Lending	378,444	154,351	21,073	93,407	296,286	36.7%	6.0%	4.4%	5.7%	8.2%	39.1%
	of which Non-performing	7,856	2,600	281	2,643	6,305	32.6%	3.6%	7.9%	9.2%	16.5%	30.2%

Cover values including guarantees received - Business lending portfolio – 2018 (*)
			Cover type				Value to Loan
Region		Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Europe	Netherlands	84,669	56,560	2,978	7,560	49,346	43.4%	2.1%	2.9%	5.7%	9.8%	36.1%
	Belgium	49,464	34,299	990	18,601	45,209	25.0%	2.0%	3.1%	4.2%	6.4%	59.4%
	Germany	15,168	2,288	71	1,366	4,064	62.4%	5.0%	3.3%	3.9%	2.3%	23.1%
	Luxembourg	12,903	6,834	2,626	3,768	22,132	23.4%	5.6%	12.8%	6.1%	3.6%	48.5%
	Poland	15,982	7,992	122	3,054	26,346	30.2%	3.8%	3.4%	7.1%	10.1%	45.4%
	United Kingdom	14,623	1,031	1,191	3,411	7,883	41.1%	18.5%	4.8%	3.4%	9.9%	22.3%
	Switzerland	11,109	18	470	2,543	4,773	30.7%	25.2%	11.0%	7.6%	6.8%	18.8%
	France	9,828	7,312	106	2,631	4,054	42.1%	2.5%	4.8%	4.0%	1.0%	45.6%
	Rest of Europe	52,084	17,813	2,690	18,908	28,064	33.7%	7.5%	4.7%	6.2%	8.3%	39.7%
	America	47,458	6,105	6,408	7,007	39,839	40.1%	5.6%	6.1%	6.8%	9.1%	32.2%
	Asia	41,943	868	1,153	14,391	23,332	37.9%	9.1%	5.2%	7.4%	9.0%	31.3%
	Australia	7,741	6,074	226	939	1,965	33.6%	3.4%	1.8%	3.7%	6.3%	51.2%
	Africa	2,830	10	62	2,043	925	15.5%	4.6%	6.5%	16.6%	25.0%	31.7%

	Total Business Lending	365,804	147,205	19,090	86,222	257,929	37.0%	5.9%	4.6%	5.9%	8.2%	38.5%
	of which Non-performing	7,543	3,578	266	2,676	4,447	28.7%	3.8%	4.9%	9.1%	15.7%	37.7%

Credit Risk Categories and Credit quality outstandings

Credit risk categories (*)
	Regular	Watch List	Restructuring [1]	Non-performing [1]
Possible ratings	1–19	1–19	11–20	20-22
Typical ratings	1–14	15–17	18–20	20-22
Deterioration in risk	Not significant	Significant	Significant	Significant
Significant intervention	Not required	Not required	Required	Required
Includes impairments	No	No	Yes	Yes
Account Ownership	Front Office	Front Office	Front Office	Front Office
Credit Risk Management	Regular	Regular	Credit Restructuring	Credit Restructuring
Primary Manager	Front Office	Front Office	Credit Restructuring	Credit Restructuring
Accounting provisioning	Stage 1/2	Stage 1/2	Stage 2/3	Stage 3

1 More information on the Restructuring and Non-performing categories can be found in the Credit restructuring section.

Credit quality outstandings (*)
	2019	2018
Neither past due nor non-performing	831,340	816,588
Business lending past due but performing (1–90 days)1[1]	7,747
Consumer lending past due but performing (1–90 days)	3,367	4,440
Non-performing [2]	11,477	11,102
Total	853,930	832,130

1 For 2018, the business lending amount past due but performing could not be isolated.
2 Based on lending and investment activities

Aging analysis (past due but performing)
Aging analysis (past due but performing): Consumer lending portfolio, outstandings [1] (*)
	2019	2018
Past due for 1–30 days	2,564	3,283
Past due for 31–60 days	639	892
Past due for 61–90 days	163	265
Total	3,367	4,440

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Aging analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings [1] (*)
		2019			2018
	Region	Residential Mortgages	Other retail	Total	Total
Europe	Netherlands	829	11	840	934
	Belgium	733	166	899	1,870
	Germany	372	104	476	606
	Poland	145	90	236	215
	Luxemburg	21	36	56	46
	Spain	3	24	27	55
	France	2	10	13	11
	United Kingdom	3		3	5
	Rest of Europe	195	290	484	515
	America	3		3	3
	Asia	3		3	2
	Australia	310	18	328	178
	Africa				1

	Total	2,619	749	3,367	4,440

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Aging analysis (past due but performing): Business lending, outstandings (*)
2019
Past due for 1–30 days	6,681
Past due for 31–60 days	658
Past due for 61–90 days	408
Total	7,747

Non-performing Loans: outstandings
Non-performing Loans: outstandings by economic sector and business lines (*)[1]
	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Industry	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Private Individuals	–	1	2,173	2,163	1,573	1,535			3,746	3,698
Natural Resources	1,108	925	35	43	53	54			1,196	1,022
Food, Beverages & Personal Care	599	372	351	294	168	109			1,119	775
Transportation & Logistics	651	599	96	177	40	28			787	804
Services	320	260	357	265	60	38			737	563
Builders & Contractors	265	405	258	332	168	152			691	889
Real Estate	312	823	311	333	9	3			631	1,159
General Industries	248	373	204	186	153	135			605	693
Non-Bank Financial Institutions	426	25	34	27	2	2			462	54
Retail	89	80	172	134	63	44			325	258
Other [2]	467	507	326	274	110	90	275	314	1,178	1,187
Total	4,487	4,370	4,316	4,229	2,399	2,188	275	313	11,477	11,102
1 Based on Lending and Investment outstandings.
2 Economic sectors not specified in above overview are grouped in Other.

Non-performing Loans: outstandings by economic sectors and geographical area (*)
	Region													Total	Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxemburg	Rest of Europe	America	Asia	Australia	Africa	2019	2018
Private Individuals	840	1,271	585	134	195	4	14	24	411	4	3	261	1	3,746	3,698
Natural Resources	83	21		28		63			254	533	84	111	20	1,196	1,022
Food, Beverages & Personal Care	315	153	63	117	1	12	68	1	109	254	26			1,119	775
Transportation & Logistics	432	48	1	31	47	49		3	88	32	10	46		787	804
Services	224	377	0	36				3	49	42	6			737	563
Builders & Contractors	88	226	1	103	1			3	230	39				691	889
Real Estate	219	225	0	96	19		7	28	27	8		4		631	1,159
General Industries	176	148	12	89		3		1	127	48	1			605	693
Non-Bank Financial Institutions	53	8		3	7	0	0	5	14	107		264		462	54
Retail	74	147		40		4	7	1	52					325	258
Other [1]	464	239	44	130		10	1	9	173	34	23		51	1,178	1,187
Total	2,968	2,864	705	805	270	144	96	79	1,534	1,099	154	686	71	11,477	11,102

1 Economic sectors not specified in above overview are grouped in Other.

Summary Forborne portfolio
Summary Forborne portfolio (*) [1]
	2019				2018
Business Line	Outstandings	Of which: Perfor-ming	Of which: Non-Perfor-ming	% of total portfolio	Outstandings	Of which: Perfor-ming	Of which: Non-Perfor-ming	% of total portfolio

Wholesale Banking	4,632	2,699	1,932	1.7%	5,081	3,088	1,994	1.9%
Retail Banking	4,861	2,686	2,175	1.1%	5,012	2,862	2,151	1.2%
Total	9,492	5,385	4,107	1.3%	10,094	5,949	4,145	1.4%

1 Undrawn commitments are excluded.

Summary Forborne portfolio by forbearance type (*)[1]
	2019				2018
Forbearance type	Outstandings	Of which: Perfor-ming	Of which:Non-Perfor-ming	% of total portfolio	Outstandings	Of which: Perfor-ming	Of which:Non-Perfor-ming	% of total portfolio

Loan modification	8,285	4,800	3,485	1.1%	8,410	4,827	3,583	1.2%
Refinancing	1,208	585	622	0.2%	1,684	1,122	561	0.2%
Total	9,492	5,385	4,107	1.3%	10,094	5,949	4,145	1.4%

1 Undrawn commitments are excluded.

Wholesale Banking: Forborne portfolio by geographical area (*) [1]
		2019			2018
	Region	Outstandings	Of which: Perfor-ming	Of which:	Outstandings	Of which: Perfor-ming	Of which:
				Non-Perfor-ming			Non-Perfor-ming
Europe	Netherlands	822	410	412	1,138	687	451
	Belgium	41	16	25	131	102	29
	Germany	246	182	63	127	94	33
	United Kingdom	332	251	81	287	246	41
	Italy	197	115	83	388	113	275
	Ukraine	169	77	93	297	108	189
	Norway	151	124	27	258	236	22
	Poland	134	31	103	190	78	113
	Rest of Europe	502	322	180	462	288	174
	America	1,315	759	556	1,173	695	478
	Asia	316	206	109	378	300	78
	Australia	214	85	129	104	86	17
	Africa	192	122	71	148	55	93
	Total	4,632	2,699	1,932	5,081	3,088	1,994

1 Undrawn commitments are excluded.

Wholesale Banking: Forborne portfolio by economic sector (*) [1]
	2019			2018
Industry	Outstandings	Of which: Perfor-ming	Of which:	Outstandings	Of which: Perfor-ming	Of which:
			Non-Perfor-ming			Non-Perfor-ming
Natural Resources	1,587	909	678	1,474	943	532
Transportation & Logistics	674	362	313	833	445	388
General Industries	427	286	142	402	190	212
Food, Beverages & Personal Care	375	227	148	244	161	83
Real Estate	374	207	167	998	601	397
Chemicals, Health & Pharmaceuticals	212	209	3	189	171	19
Builders & Contractors	195	79	116	145	37	109
Utilities	188	55	133	181	30	152
Services	129	69	60	129	76	53
Retail	114	92	22	118	84	34
Automotive	108	72	36	134	131	3
Other	248	134	114	233	220	12
Total	4,632	2,699	1,932	5,081	3,088	1,994

1 Undrawn commitments are excluded.

Retail Banking: Forborne portfolio by geographical area (*) [1]
		2019			2018
	Region	Outstandings	Of which: Perfor-ming	Of which:	Outstandings	Of which: Perfor-ming	Of which:
				Non-Perfor-ming			Non-Perfor-ming
Europe	Netherlands	2,212	1,367	845	2,461	1,514	946
	Belgium	1,149	435	714	1,046	383	663
	Germany	425	294	131	462	337	126
	Turkey	314	184	130	273	197	77
	Poland	209	101	109	216	115	101
	Romania	101	55	46	69	36	33
	Italy	25	13	12	25	13	12
	Spain	25	13	12	39	23	16
	Rest of Europe	43	22	22	37	18	19
	America	2	1	1	1		1
	Asia	1	0	1	3	2	1
	Australia	354	201	153	381	225	156
	Africa
	Total	4,861	2,686	2,175	5,012	2,862	2,151

1 Undrawn commitments are excluded.

Gross Carrying amount per IFRS 9 stage and rating class
Gross Carrying amount per IFRS 9 stage and rating class (*)[1,2,3,4]
2019		Stage 1		Stage 2		Stage 3		Total
Rating class		Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions	Gross Carrying Amount	Provisions
Investment grade	1 (AAA)	75,144	1					75,144	1
	2-4 (AA)	82,992	3	28				83,020	3
	5-7 (A)	131,931	11	273				132,204	11
	8-10 (BBB)	295,449	55	4,905	6			300,354	61
Non-Investment grade	11-13 (BB)	194,643	209	7,925	54			202,568	263
	14-16 (B)	36,683	202	18,416	367			55,099	569
	17 (CCC)	405	7	4,067	146			4,472	153
Substandard grade	18 (CC)			3,253	160			3,253	160
	19 (C)			2,216	148			2,216	148
NPL grade	20-22 (D)					10,955	3,275	10,955	3,275

Total		817,247	490	41,082	881	10,955	3,275	869,284	4,646
1 Compared to the credit risk portfolio, the differences are mainly undrawn committed amounts (EUR 115 billion) not included in Credit outstandings and non-IFRS 9 eligible assets (EUR 100 billion, mainly guarantees, letters of credit and pre-settlement exposures) included in Credit outstandings.
2 For a reference to the Notes in the consolidated financial statements, we refer to the table ‘Reconciliation between credit risk categories and financial position’, page ##RECON.
3 IAS 37 provisions (EUR 93.3 million) are excluded.
4 The table is generated in 2019 for the first time, no comparable schedule for 2018 available.

Changes in loan loss provisions and gross carrying amounts
Changes in loan loss provision and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*)[1,2,3,4]
2019	Stage 1		Stage 2		Stage 3		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
Opening balance	788,537	501	46,949	925	10,758	3,141	846,244	4,568
Transfer into 12-month ECL (Stage 1)	12,856	30	-12,579	-253	-277	-23		-246
Transfer into lifetime ECL not credit impaired (Stage 2)	-21,577	-73	22,382	474	-805	-81		320
Transfer into lifetime ECL credit impaired (Stage 3)	-2,210	-6	-1,753	-135	3,964	1,113		972
Net remeasurement of loan loss provisions		-77		36		283		242
New financial assets originated or purchased	180,605	205					180,605	205
Financial assets that have been derecognised	-126,082	-103	-9,108	-162	-1,659	-137	-136,849	-402
Net drawdowns and repayments	-14,880		-4,807		1		-19,686
Changes in models/risk parameters		15		2		-8		9
Increase in loan loss provisions		-9		-39		1,147		1,099
Write-offs	-1	-1	-2	-2	-1,027	-1,028	-1,030	-1,031
Recoveries of amounts previously written off						55		55
Foreign exchange and other movements		-1		-3		-41		-45
Closing balance	817,247	490	41,082	881	10,955	3,275	869,284	4,646

1 At the end of December 2019, the Gross carrying amounts included loans and advances to central banks (EUR 51.2 billion), loans and advances to banks (EUR 35.1 billion), financial assets at FVOCI (EUR 32.2 billion), securities at amortised cost (EUR 46.1 billion), loans and advances to customers (EUR 612.6 billion) and contingent liabilities (credit replacements) in scope of IFRS 9 (EUR 115.7 billion) and excludes receivables related to securities in reverse repurchase transaction (EUR -9.9 billion), cash collateral in respect of derivatives (EUR -10.2 billion), a receivable that is offsetted by a liquidity facility (EUR -1.3 billion), de-netting of cash pool balances (EUR -1.8 billion) and other differences amounting to EUR -0.3 billion.
2 Stage 3 Lifetime credit impaired includes EUR 1 million Purchased or Originated Credit Impaired (2018: EUR 2 million).
3 At the end of December 2019, the stock of provisions included provisions for loans and advances to central banks (EUR 1 million), loans and advances to banks (EUR 9 million), financial assets at FVOCI (EUR 10 million), securities at amortised cost (EUR 10 million), provisions for loans and advances to customers (EUR 4,590 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (EUR 25 million).
4 The table is generated in 2019 for the first time, no comparable schedule for 2018 available.

Change in Loan Loss Provisioning
				1

Changes in loan loss provisions (*)
2018	Stage 1	Stage 2	Stage 3	Total
	Provisions	Provisions	Provisions	Provisions
Opening balance	438	955	3,923	5,316
Transfer into 12-month ECL (Stage 1)	19	-206	-23	-209
Transfer into lifetime ECL not credit impaired (Stage 2)	-62	501	-56	383
Transfer into lifetime ECL credit impaired (Stage 3)	-7	-86	707	615
Net remeasurement of loan loss provisions	17	-55	312	274
Changes in models/risk parameters
New financial assets originated or purchased	213			212
Financial assets that have been derecognised	-101	-145	-341	-588
Increase in loan loss provisions	80	9	599	688
Write-offs			-1,043	-1,044
Recoveries of amounts previously written off			53	53
Foreign exchange and other movements	-18	-38	-390	-446
Closing balance	501	925	3,141	4,568

Financial assets modified
The following table provides the following information:
- Information on financial assets that were modified during the year (i.e. qualified as forborne) while they had a loss allowance measured at an amount equal to lifetime ECL (i.e. stage 2).
- Financial assets that were reclassified to stage 1 during the period.

Financial assets modified (*)
	2019	2018
Financial assets modified during the period
Amortised cost before modification	2,662	2,503
Net modification results	164	-50

Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	689	908

Sensitivity Analsis
Sensitivity analysis (*)[1,2,3]
		2020	2021	2022	Un-weightedECL (Eur mln)	Probability-weighing	Reportable ECL (Eur mln)[4]
Netherlands
Upside scenario	Real GDP	2.3	3.5	3.2	370	20%	428
	Unemployment	2.8	2.4	2.3
	HPI	14.1	11.3	2.9
Baseline Scenario	Real GDP	1.4	1.5	1.6	416	60%
	Unemployment	3.6	3.9	4.2
	HPI	3.3	2.9	2.8
Downside scenario	Real GDP	-0.7	-0.9	0.5	520	20%
	Unemployment	5.0	6.3	7.1
	HPI	-7.5	-7.0	2.7
Germany
Upside scenario	Real GDP	2.6	2.8	1.8	458	20%	502
	Unemployment	2.4	1.7	1.4
	HPI	9.7	7.0	6.4
Baseline Scenario	Real GDP	0.8	1.1	1.3	495	60%
	Unemployment	3.2	3.2	3.3
	HPI	6.1	3.5	2.9
Downside scenario	Real GDP	-1.2	-1.7	0.5	567	20%
	Unemployment	4.3	4.8	5.2
	HPI	2.5	-0.3	-1.1
Belgium
Upside scenario	Real GDP	2.3	2.6	2.0	323	20%	357
	Unemployment	5.5	5.4	5.3
	HPI	5.1	4.2	4.3
Baseline Scenario	Real GDP	1.1	1.2	1.3	350	60%
	Unemployment	5.8	5.9	6.1
	HPI	3.5	3.4	3.4
Downside scenario	Real GDP	-0.4	-0.2	1.0	411	20%
	Unemployment	7.5	8.4	8.4
	HPI	1.5	2.6	2.4
United States
Upside scenario	Real GDP	2.6	4.1	3.8	74	20%	144
	Unemployment	2.6	1.7	1.5
	HPI	5.0	8.0	8.1
Baseline Scenario	Real GDP	1.8	1.8	1.9	127	60%
	Unemployment	3.7	3.7	3.8
	HPI	2.6	2.6	2.8
Downside scenario	Real GDP	-0.6	-0.5	0.3	267	20%
	Unemployment	5.2	6.5	7.1
	HPI	0.1	-3.1	-3.4
1 Real GDP, in % year-on-year change
2 Unemployment in % of total labour force
3 House Price Index (HPI) in % year-on-year
4 Sensitivity does not include the effect of manual adjustments, which are not material

Net Interest Income (NII) at Risk
NII-at-Risk banking books per business - year 1 (*)
	2019		2018
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	–12	12	–204	239
Retail Banking Benelux	–91	40	–49	22
Retail Challengers & Growth Markets	–3	–3	165	–186
Corporate Line Banking	–30	30	–30	30
Total	–136	79	–119	106

The NII-at-Risk is mainly influenced by the sensitivity of savings to interest rate movements due to pass through rate differences between savings rates and investment yields, but is partially offset by the sensitivity of mortgages. The investment of own funds only impacts the earnings sensitivity marginally, as only a relatively small part has to be (re)invested within the 1-year horizon.

NII-at-Risk banking book per currency - year 1 (*)
	2019		2018
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-134	65	–81	60
US Dollar	25	-24	20	–20
Other	-27	39	–57	65
Total	-136	79	–119	106

Net Present Value (NPV) at Risk
NPV-at-Risk banking books per business (*)
	2019		2018
	unfloored		unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	182	400	–55	134
Retail Banking Benelux	-1,431	268	–1,344	–269
Retail Challengers & Growth Markets	-259	-452	–521	–54
Corporate Line Banking	0	0	–38	35
Total	-1,508	216	–1,958	–153

Net banking currency exposures banking books
Net banking currency exposures banking books (*)
	Foreign Investments		Hedges		Net exposures
	2019	2018	2019	2018	2019	2018
US Dollar	8,031	5,794	-11	–1	8,020	5,793
Pound Sterling	-22	614			-22	614
Polish Zloty	2,522	2,563	-278	–526	2,244	2,036
Australian Dollar	3,565	3,569	-2,033	–2,398	1,532	1,171
Turkish Lira	1,337	1,219			1,337	1,219
Chinese Yuan	2,255	2,208			2,255	2,208
Indian Rupee		917				917
Russian Rouble	540	460	-85	–101	455	359
Other currency	4,742	4,462	-1,834	–2,057	2,907	2,405
Total	22,969	21,806	-4,242	–5,084	18,727	16,722

Revaluation reserve equity securities at fair value through other comprehensive income
Revaluation reserve equity securities at fair value through other comprehensive income (*)[1]
	2019	2018
Positive re-measurement	1,582	1,923
Negative re-measurement	-2	–8
Total	1,580	1,914

Most important foreign exchange year-end trading positions
Most important foreign exchange year-end trading positions (*)
amounts in EUR millions	2019		2018
Foreign exchange		Foreign exchange
US Dollar	116	US Dollar	–957
Chinese Yuan Renminbi	-21	Chinese Yuan Renminbi	–18
South Korean Won	20	Swiss Franc	–14
Brazilian Real	-15	Polish Zloty	14
Japanese Yen	-10	South Korean Won	14

Most important interest rate and credit spread sensitivities explanatory
Most important interest rate and credit spread sensitivities at year-end (*)
amounts in EUR thousands	2019		2018
Interest Rate (BPV) [1]		Interest Rate (BPV) [1]
Euro	-740	Euro	–214
US Dollar	-325	US Dollar	189
Russian Ruble	-105	Great-Britain Pound	–112
Great-Britain Pound	-68	Taiwan New Dollar	96
Australian Dollar	-31	Polish Zloty	54

Credit Spread (CSO1) [2]		Credit Spread (CSO1) [2]
United States	360	Germany	345
Germany	163	United States	330
France	117	Russian Federation	177
Russian Federation	73	Netherlands	164
United Kingdom	72	France	151

1 Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include commodity risk in banking books.
2 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.

Credit spread sensitivities per risk class and sector explanatory
Credit spread sensitivities per risk class and sector at year-end (*)
	2019		2018
amounts in EUR thousands	Corporate	Financial Institutions	Corporate	Financial Institutions
Credit Spread (CSO1) [1]
Risk classes
1 (AAA)	1	-1	–6	90
2–4 (AA)	-15	-63	3	–24
5–7 (A)	143	32	117	78
8–10 (BBB)	273	1	245	–2
11–13 (BB)	148	9	85	6
14–16 (B)	51	1	37	13
17–22 (CCC and NPL)	26	0	18
Not rated	0	0	1
Total	626	-21	500	161

1 1 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.

ING funding mix
ING Bank Funding Mix[1] (*)
	2019	2018
Funding type
Customer deposits (retail)	51%	50%
Customer deposits (corporate)	21%	21%
Interbank	5%	5%
Lending/repurchase agreement	5%	7%
CD/CP	5%	6%
Long-term debt	11%	11%
Subordinated debt	2%	2%
Total	100%	100%
1 Liabilities excluding trading securities and IFRS equity

ING Group long-term debt maturity profile by currency
ING Group long-term debt maturity profile by currency1 (*)
	2020	2021	2022	2023	2024	2025	Beyond 2025	Total
Currency
EUR	9	9	8	5	1	4	26	62
USD	3	2	4	4	1	-	8	22
Other	1	2	1	1	1	-	2	10
Total	13	14	13	10	3	4	37	94
1 Nominal amounts in EUR billion.

Business Lending [member] | Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Aging analysis (past due but performing) by geographic area explanatory
Aging analysis (past due but performing): Business lending portfolio by geographic area, outstandings (*)

	Region	Total
Europe	Netherlands	751
	Belgium	1,028
	Germany	385
	United Kingdom	820
	Spain	688
	France	639
	Luxemburg	340
	Poland	279
	Rest of Europe	1,445
	America	1,159
	Asia	187
	Australia	23
	Africa	2

	Total	7,747